Investments - Summary of Principal Subsidiaries (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021
LumiraDx SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage Of Equity Share Hold	100.00%